Magda El Guindi-Rosenbaum

+1.202.373.6091

mer@morganlewis.com

VIA EDGAR

June 3, 2020

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Listed Funds Trust (File Nos. 333-180871 and 811-22700)

Ladies and Gentlemen:

On behalf of Exchange Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 170 to the Trust’s Registration Statement on Form N-1A (“PEA No. 170”). The purpose of PEA No. 170 is to (i) include related performance disclosure for the Trust’s Cabana Target Drawdown 5 ETF and (ii) incorporate comments received from the staff to the Trust’s Post-Effective Amendment No. 158, filed on February 3, 2020, and Post-Effective Amendment No. 169, filed on April 20, 2020.

Except for the items noted above, the disclosure in PEA No. 170 is substantially the same as the disclosure contained in Post-Effective Amendments Nos. 158 and 169 to the Trust’s registration statement on Form N-1A, which were filed with the U.S. Securities and Exchange Commission on February 3, 2020 and April 20, 2020, respectively, and subsequently reviewed by the staff. Therefore, the Trust respectfully requests selective review of PEA No. 170 focusing on those portions of PEA No. 170 relating to the related performance disclosure and staff comments.

Please contact me at 202.373.6091 with questions or comments.

Sincerely,

/s/ Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001